Cover	May 09, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 09, 2024
Entity Registrant Name	V2X, Inc.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-36341
Entity Tax Identification Number	38-3924636
Entity Address, Address Line One	7901 Jones Branch Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	571
Local Phone Number	481-2000
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	VVX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001601548